Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Mar. 31, 2021
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Derivative Financial Instruments and Hedge Accounting
7	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING
Derivative financial instruments include futures, forwards, swaps, options and other types of derivative contracts, which are transactions listed on exchanges or over-the-counter
(“OTC”) transactions. In the normal course of business, the Group enters into a variety of derivatives for trading and risk management purposes. The Group uses derivatives for trading activities, which include facilitating customer transactions, market-making and arbitrage activities. The Group also uses derivatives to reduce its exposures to market and credit risks as part of its asset and liability management.
Derivatives are financial instruments that derive their value from the price of underlying items such as interest rates, foreign exchange rates, equities, bonds, commodities, credit spreads and other indices. The Group’s derivative financial instruments mainly consist of interest rate derivatives and currency derivatives. Interest rate derivatives include interest rate swaps, interest rate options and interest rate futures. Currency derivatives include foreign exchange forward transactions, currency swaps and currency options.

The tables below represent the derivative financial instruments by type and purpose of derivatives at March 31, 2021 and 2020.

	At March 31, 2021
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥897,101,881	¥2,701,146	¥2,395,741	¥56,201,172	¥396,135	¥254,218
Futures	28,832,868	14,800	14,662	11,629,291	1,494	588
Listed Options	186,425,271	30,995	6,915	—	—	—
Forwards	110,252,456	256	3	—	—	—
Swaps	466,717,825	2,485,621	2,189,767	44,417,994	383,371	253,630
OTC Options	104,873,461	169,474	184,394	153,887	11,270	—
Currency derivatives	157,543,495	2,129,604	1,935,117	13,119,180	196,261	239,943
Futures	8,068	104	10	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	75,327,505	1,081,492	863,744	2,003,070	5,605	91,422
Swaps	76,385,589	955,783	973,057	11,116,110	190,656	148,521
OTC Options	5,822,333	92,225	98,306	—	—	—
Equity derivatives	2,825,220	65,887	87,783	54,752	715	2,715
Futures	1,613,308	14,269	9,969	—	—	—
Listed Options	950,758	34,014	69,039	—	—	—
Forwards	3,574	155	63	—	—	—
Swaps	91,648	1,593	3,124	54,752	715	2,715
OTC Options	165,932	15,856	5,588	—	—	—
Commodity derivatives	109,665	7,310	5,371	—	—	—
Futures	30,917	1,043	510	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	76,264	6,201	4,346	—	—	—
OTC Options	2,484	66	515	—	—	—
Credit derivatives	2,895,632	24,559	28,545	—	—	—

Total derivative financial instruments	¥1,060,475,893	¥4,928,506	¥4,452,557	¥69,375,104	¥593,111	¥496,876

	At March 31, 2020
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥893,588,637	¥3,446,719	¥2,982,015	¥53,625,724	¥664,807	¥500,374
Futures	38,049,894	51,843	50,545	1,577,745	438	124
Listed Options	165,280,570	48,277	11,465	—	—	—
Forwards	124,681,480	616	—	—	—	—
Swaps	465,412,015	3,123,501	2,729,662	51,896,189	638,744	500,250
OTC Options	100,164,678	222,482	190,343	151,790	25,625	—
Currency derivatives	141,416,221	1,858,803	1,783,476	12,204,471	184,981	110,985
Futures	4,500	—	7	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	78,698,264	862,105	843,072	1,983,357	20,587	26,515
Swaps	54,931,441	869,766	823,957	10,221,114	164,394	84,470
OTC Options	7,782,016	126,932	116,440	—	—	—
Equity derivatives	3,049,786	82,305	143,084	41,556	8,861	—
Futures	1,158,638	14,348	20,418	—	—	—
Listed Options	1,101,352	31,352	69,630	—	—	—
Forwards	2,615	449	—	—	—	—
Swaps	119,965	3,111	21,499	41,556	8,861	—
OTC Options	667,216	33,045	31,537	—	—	—
Commodity derivatives	169,734	16,823	14,715	—	—	—
Futures	7,134	181	389	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	158,139	16,496	13,647	—	—	—
OTC Options	4,461	146	679	—	—	—
Credit derivatives	2,285,271	16,502	20,552	—	—	—

Total derivative financial instruments	¥1,040,509,649	¥5,421,152	¥4,943,842	¥65,871,751	¥858,649	¥611,359

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue and borrowings, certain equity instruments elected to be measured at fair value through other comprehensive income (“FVOCI”) and net investments in foreign operations, and derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Hedge accounting
The Group applies fair value hedge accounting and hedge accounting of net investments in foreign operations in order to reflect the effect of risk management activities on its consolidated financial statements.
Fair value hedges
The Group applies fair value hedge accounting to mitigate the risk of changes in the fair value of certain fixed rate debt securities in issue and borrowings arising from changes in the interest rate benchmarks, and the risk of changes in the fair value of certain equity instruments elected to be measured at FVOCI. Changes in the fair value of the liabilities arising from changes in the interest rates would not be recognized in profit or loss and those of the equity derivatives would be recognized in profit or loss if it did not apply the hedge accounting. For more information about the interest rate benchmarks to which the Group’s hedging relationships are exposed, see “Interest Rate Benchmark Reform” in this note.

For fair value hedge of interest rate risk, the Group hedges interest rate risk only to the extent of interest rate benchmarks because the changes in fair value of certain fixed rate debt securities in issue and borrowings are significantly influenced by changes in the interest rate benchmarks. The Group designates as hedging instruments interest rate swaps and establishes a hedge ratio by matching the notional of the derivative financial instruments with the principal amount of the hedged items. The Group assesses hedge effectiveness qualitatively by considering whether the critical terms of the hedged items and hedging instruments closely align and quantitatively by comparing changes in the fair value of the hedged items arising from changes in the interest rate benchmarks with those of the hedging instruments. Hedge ineffectiveness may arise from basis risk, timing differences between the hedged items and hedging instruments and the effect of the counterparty or the Group’s own credit risk on the fair value of the interest rate swaps, which is not reflected in the fair value of the hedged item attributable to the change in interest rate benchmarks. There are no other sources of hedge ineffectiveness in the hedging relationships. The gain or loss on the hedging instrument is recognized in “Net trading income” in the consolidated income statements. The hedging gain or loss on the hedged item adjusts the carrying amount of the hedged item, and is recognized in “Net trading income” in the consolidated income statements. If the hedge no longer meets the criteria for hedge accounting for reasons other than the derecognition of the hedged item, the adjustment to the carrying amount of the hedged item for which the effective interest method is used is amortized to profit or loss over the period to maturity of the hedged item. When the hedged item is derecognized, the adjustment is recognized immediately in the consolidated income statements.
For fair value hedge of stock price risk, the Group designates as hedging instruments equity derivatives with underlying instruments identical to the hedged items and establishes a hedge ratio by aligning the number of shares of hedged items with that of equity derivatives used as hedging instruments. The Group assesses hedge effectiveness qualitatively by considering whether the critical terms of the hedged items and hedging instruments closely align and quantitatively by comparing changes in the fair value of the hedged items with those of the hedging instruments. Hedge ineffectiveness may arise from the effect of the counterparty or the Group’s own credit risk on the fair value of the equity derivatives and interest rate risk on the equity derivatives. There are no other sources of hedge ineffectiveness in the hedging relationships. Both the effective portion and ineffective portion of changes in the fair value of the hedging instruments are recognized in other comprehensive income, and amounts presented in other comprehensive income are not subsequently transferred to profit or loss.
The tables below represent the amounts related to items designated as hedging instruments at March 31, 2021 and 2020.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2021			For the fiscal year ended March 31, 2021
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities
		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥6,199,507	¥222,553	¥46,666	¥(122,874)
Stock price risk
Equity swaps	Derivative financial instruments	33,675	—	2,690	(19,215)

(1)
At March 31, 2021, the notional amount of interest rate swaps with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥5,317,746 million out of ¥6,199,507 million in total, and that of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is ¥33,675 million, equal to the total notional amount.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2020			For the fiscal year ended March 31, 2020
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities
		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥5,723,327	¥366,092	¥—	¥350,446
Stock price risk
Equity swaps	Derivative financial instruments	41,556	8,861	—	13,889

(1)
At March 31, 2020, the notional amount of interest rate swaps with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥5,156,729 million out of ¥5,723,327 million in total, and that of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is ¥41,556 million, equal to the total notional amount.

The amounts related to items designated as hedged items at March 31, 2021 and 2020 were as follows:

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2021	For the fiscal year ended March 31, 2021
		Carrying amounts	Change in value used for calculating hedge ineffectiveness
		(In millions)
Interest rate risk
Debt securities in issue	Debt securities in issue	¥6,252,899	¥116,793
Borrowings	Borrowings	85,376	2,017
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	74,564	18,994

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2020	For the fiscal year ended March 31, 2020
		Carrying amounts	Change in value used for calculating hedge ineffectiveness
		(In millions)
Interest rate risk
Debt securities in issue	Debt securities in issue	¥5,983,893	¥(335,998)
Borrowings	Borrowings	78,573	(6,712)
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	31,721	(14,126)
As for interest rate risk, the accumulated amount of fair value hedge adjustments on the hedged items were a loss of ¥138,456 million and a loss of ¥342,710 million at March 31, 2021 and 2020, respectively. There were no balances remaining in the consolidated statements of financial position for any hedged items that had ceased to be adjusted for hedging gains and losses at March 31, 2021 and 2020, respectively. As for stock price risk, the accumulated amount of fair value hedge adjustments on the hedged items were a loss of ¥9,508 million and a loss of ¥28,502 million at March 31, 2021 and 2020, respectively. There were no balances remaining in the consolidated statements of financial position for any hedged items that had ceased to be adjusted for hedging gains and losses at March 31, 2021 and 2020.
As for interest rate risk, hedge ineffectiveness was included in “Net trading income” in the consolidated income statements, and amounted to a loss of ¥4,064 million and a profit of ¥7,736 million for the fiscal years ended March 31, 2021 and 2020, respectively. As for stock price risk, hedge ineffectiveness was included in “Other comprehensive income—Equity instruments at fair value through other comprehensive income” in the consolidated statements of comprehensive income, and amounted to a loss of ¥221 million and a loss of ¥237 million for the fiscal years ended March 31, 2021 and 2020, respectively.
Interest Rate Benchmark Reform
Interest rate benchmark reform has been undertaken globally to replace or reform interest rate benchmarks such as interbank offered rates (“IBORs”) with alternative rates. This reform gives rise to uncertainties about the timing or the amount of interest rate benchmark-based cash flows of hedged items or of hedging instruments. As a response, the IASB issued in September 2019 “Interest Rate Benchmark Reform: Amendments to IFRS 9, IAS 39 and IFRS 7” that provide temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by interest rate benchmark reform. The reliefs aim to ensure that the interest rate benchmark reform does not result in the discontinuance of hedge accounting.
The Group’s fair value hedge relationships where IBOR-linked derivatives are designated as hedging instruments are directly affected by the interest rate benchmark reform. The hedging instruments offset the risk exposure the Group aims to manage through hedge relationships. USD LIBOR is the significant interest rate benchmark to which hedging relationships are exposed. The notional amounts of hedging instruments directly affected by the interest rate benchmark reform were ¥5,102,495 million and ¥4,586,214 million at March 31, 2021 and 2020, respectively.
In applying the reliefs provided by the amendments, the Group has assumed it is too early to reliably estimate when interest rate benchmark uncertainty will be resolved for all interest rate benchmarks that are in the scope of the amendments at March 31, 2021.
The Group put in place a Group-wide IBOR transition project team in May 2019 involving all the Group’s business lines and functions. This project team’s objective is providing smooth and efficient global coordination for the transition from IBOR to alternative reference rates, expected to take place by the end of 2021 or the mid-2023.
Recently the cessation date for certain USD LIBOR settings was extended to be after June 30, 2023 and so the Group’s transition plans have been updated accordingly. The working groups and work streams have continued to execute the plans based on each region’s background for the IBOR transition project, while taking into consideration the common objective and achievement globally.
Hedges of net investments in foreign operations
The Group applies hedge accounting of net investments in foreign operations to mitigate the foreign currency risk of exchange differences arising from the translation of net investments in foreign operations. The Group hedges the risk of changes in its equity, arising from the movement in the U.S. dollar exchange rate or other exchange rates against Japanese yen. Changes in foreign exchange rates would have an impact on the equity of the Group if it did not apply the hedge accounting.
The Group designates as hedging instruments foreign exchange forward contracts and foreign currency denominated financial liabilities. When the hedging instruments are foreign exchange forward contracts, the Group establishes a hedge ratio where the notional amounts on the foreign exchange forward contracts match the carrying amount of the hedged items. The Group designates as hedging instruments only the changes in the fair value of the spot element of the foreign exchange forward contracts, and assesses hedge effectiveness and calculates hedge ineffectiveness by comparing the changes in the carrying amounts of the hedging instruments that are attributable to a change in the spot rate with the changes in the net investments in foreign operations due to a movement in the spot rate. Therefore, the only sources of hedge ineffectiveness that is expected to arise from these hedging relationships are due to the effect of the counterparty or the Group’s own credit risk on the changes in the fair value of the hedging instruments. There are no other sources of hedge ineffectiveness in these hedge relationships.

When the hedging instruments are foreign currency denominated financial liabilities, the Group designates them as hedging instruments to the extent that the amounts do not exceed those of the hedged items, and establishes the hedge ratio by aligning the amounts of the hedging instruments with those of the hedged items. The Group assesses hedge effectiveness and calculates hedge ineffectiveness by comparing the changes in the carrying amounts of the liabilities that are attributable to a change in the spot rate with the changes in the net investments in foreign operations due to a movement in the spot rate. Therefore, no hedge ineffectiveness arises.
The effective portion of the gain or loss on the hedging instruments is recognized in other comprehensive income, whereas the ineffective portion of the gain or loss on the hedging instruments is recognized in “Net trading income” in the consolidated income statements. The cumulative gain or loss recognized in other comprehensive income is reclassified to profit or loss on the disposal or partial disposal of the foreign operations. On the other hand, changes in the fair value of the forward element of the foreign exchange forward contracts are recognized in “Net trading income” in the consolidated income statements because the Group designates as hedging instruments only the changes in the fair value of the spot element of the foreign exchange forward contracts, as stated above.
The tables below represents the amounts related to items designated as hedging instruments at March 31, 2021 and 2020.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2021			For the fiscal year ended March 31, 2021
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness

			Assets	Liabilities
		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥1,963,691	¥5,269	¥91,422	¥(94,786)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	91,401	—	91,401	(1,419)

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2020			For the fiscal year ended March 31, 2020
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities
		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥1,943,931	¥19,864	¥26,515	¥29,625
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	180,178	—	180,178	1,844
The amounts related to items designated as hedged items for the fiscal years ended March 31, 2021 and 2020 were as follows:

	For the fiscal year ended March 31, 2021	At March 31, 2021
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve
	(In millions)
USD foreign operations	¥15,137	¥2,760
EUR foreign operations	42,581	38,499
THB foreign operations	20,273	20,393
Other foreign operations	18,214	20,679

Total	¥96,205	¥82,331

	For the fiscal year ended March 31, 2020	At March 31, 2020
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve
	(In millions)
USD foreign operations	¥(14,341)	¥(12,376)
EUR foreign operations	(22,556)	(4,083)
THB foreign operations	(15,459)	120
Other foreign operations	20,887	2,465

Total	¥(31,469)	¥(13,874)

The balances remaining in the foreign currency translation reserve from hedging relationships for which hedge accounting is no longer applied were ¥37,813 million and ¥16,761 million at March 31, 2021 and 2020, respectively.
Changes in the translating foreign operations reserve of ¥96,205 million and ¥31,469 million were offset by hedges of net investment in foreign operations for the fiscal years ended March 31, 2021 and 2020, respectively. There were no hedge ineffectiveness recognized in “Net trading income” for the fiscal years ended March 31, 2021 and 2020.
Credit derivatives
The Group enters into credit derivatives to manage the risk of its commercial banking credit portfolio containing loans by hedging economically, as well as diversifying the credit exposure in the portfolio, and to undertake credit loss protection transactions based on the needs from customers as financial intermediation. The tables below provide the notional amounts and the fair value of credit derivatives by purpose of transactions at March 31, 2021 and 2020.

	At March 31, 2021
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Managing the Group’s credit risk portfolio	¥1,401,115	¥643	¥25,841	¥1,423,170	¥23,399	¥1,863
Facilitating client transactions	50,902	310	839	20,445	207	2

Total	¥1,452,017	¥953	¥26,680	¥1,443,615	¥23,606	¥1,865

	At March 31, 2020
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Managing the Group’s credit risk portfolio	¥960,225	¥9,954	¥5,290	¥1,193,827	¥4,957	¥14,470
Facilitating client transactions	88,702	1,320	528	42,517	271	264

Total	¥1,048,927	¥11,274	¥5,818	¥1,236,344	¥5,228	¥14,734

The following table summarizes the notional amounts of the Group’s credit derivative portfolio by type of counterparty at March 31, 2021 and 2020.

	At March 31, 2021		At March 31, 2020
	Protection purchased	Protection sold	Protection purchased	Protection sold
	(In millions)
Banks and broker-dealers	¥1,444,017	¥1,443,615	¥1,037,427	¥1,234,344
Insurance and other financial guaranty firms	8,000	—	11,500	2,000

Total	¥1,452,017	¥1,443,615	¥1,048,927	¥1,236,344